Inventories - Schedule of Inventories, Current (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Raw materials	$ 3,182	$ 4,523
Work in progress	6,152	2,987
Total inventories	$ 9,334	$ 7,510